FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07866
                                   ---------

                     TEMPLETON EMERGING MARKETS INCOME FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



Templeton Emerging Markets Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   7


                                   [LOGO](R)
                              FRANKLIN TEMPLETON
                                  INVESTMENTS

                     Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1
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

Templeton Emerging Markets Income Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL AMOUNT e           VALUE
---------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 91.5%
    BONDS 90.2%
    ARGENTINA 10.0%
a,b Government of Argentina, FRN, 5.59%, 8/03/12 ...........................           100,985,000         $    71,003,266
                                                                                                           ----------------

    BOSNIA AND HERZEGOVINA 1.8%
  b Government of Bosnia & Herzegovina, FRN, 3.00%, 12/11/17 ...............            11,020,835   EUR        12,623,151
                                                                                                           ----------------

    BRAZIL 16.5%
    Government of Brazil,
      7.875%, 3/07/15 ......................................................             1,275,000               1,423,474
      8.00%, 1/15/18 .......................................................            61,615,000              68,768,501
    b FRN, 11.117%, 6/29/09 ................................................             2,900,000               3,302,375
    Nota Do Tesouro Nacional,
      9.762%, 1/01/12 ......................................................                67,500 j BRL        27,552,770
      9.762%, 1/01/14 ......................................................                20,000 j BRL         7,869,746
      Index Linked, 6.00%, 11/15/09 ........................................                 5,100 j BRL         3,549,743
      Index Linked, 6.00%, 5/15/15 .........................................                 5,600 j BRL         3,604,492
    Vale Overseas Ltd., 6.25%, 1/23/17 .....................................             1,900,000               1,925,882
                                                                                                           ----------------
                                                                                                               117,996,983
                                                                                                           ----------------

    COLOMBIA 2.6%
    Government of Colombia,
      12.00%, 10/22/15 .....................................................        23,931,000,000   COP        12,132,325
      11.75%, 2/25/20 ......................................................             4,255,000               6,111,244
                                                                                                           ----------------
                                                                                                                18,243,569
                                                                                                           ----------------

    EL SALVADOR 0.4%
  c Government of El Salvador, 144A, 7.65%, 6/15/35 ........................             2,650,000               2,981,250
                                                                                                           ----------------

    INDONESIA 13.5%
    Government of Indonesia,
      10.00%, 10/15/11 .....................................................         1,690,000,000   IDR           182,910
      11.00%, 12/15/12 .....................................................         3,650,000,000   IDR           409,453
      11.00%, 10/15/14 .....................................................       120,832,000,000   IDR        13,531,335
      9.50%, 6/15/15 .......................................................         9,450,000,000   IDR           970,601
      10.75%, 5/15/16 ......................................................        26,870,000,000   IDR         2,956,662
      10.00%, 7/15/17 ......................................................        18,800,000,000   IDR         1,968,717
      11.50%, 9/15/19 ......................................................        40,000,000,000   IDR         4,590,428
      11.00%, 11/15/20 .....................................................       132,050,000,000   IDR        14,606,896
      12.90%, 6/15/22 ......................................................         2,000,000,000   IDR           251,407
      12.00%, 9/15/26 ......................................................         7,850,000,000   IDR           925,041
    d Reg S, 7.50%, 1/15/16 ................................................             3,300,000               3,582,563
    Indonesia Recapital Bonds,
      15.425%, 9/15/10 .....................................................         2,800,000,000   IDR           358,473
      14.25%, 6/15/13 ......................................................       234,282,000,000   IDR        30,133,234
      14.275%, 12/15/13 ....................................................       166,215,000,000   IDR        21,579,411
                                                                                                           ----------------
                                                                                                                96,047,131
                                                                                                           ----------------

    IRAQ 4.6%
  c Government of Iraq, 144A, 5.80%, 1/15/28 ...............................            50,575,000              33,126,625
                                                                                                           ----------------


                                          Quarterly Statement of Investments | 3

Templeton Emerging Markets Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL AMOUNT e           VALUE
---------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    BONDS (CONTINUED)
    MEXICO 3.8%
    Government of Mexico,
      8.00%, 12/17/15 ......................................................             1,375,000 k MXN   $    12,705,161
     10.00%, 12/05/24 ......................................................             1,315,000 k MXN        14,434,146
                                                                                                           ----------------
                                                                                                                27,139,307
                                                                                                           ----------------

    PANAMA 1.0%
    Government of Panama, 6.70%, 1/26/36 ...................................             6,639,000               6,848,129
                                                                                                           ----------------

    PERU 8.7%
    Government of Peru,
      9.875%, 2/06/15 ......................................................             4,255,000               5,355,981
      9.91%, 5/05/15 .......................................................            51,975,000   PEN        19,725,316
      7.84%, 8/12/20 .......................................................               485,000   PEN           165,899
      7.35%, 7/21/25 .......................................................            10,520,000              11,677,200
      8.75%, 11/21/33 ......................................................            12,550,000              16,220,875
      Series 7, 8.60%, 8/12/17 .............................................            24,910,000   PEN         8,924,948
                                                                                                           ----------------
                                                                                                                62,070,219
                                                                                                           ----------------

    PHILIPPINES 4.7%
    Government of the Philippines,
      9.00%, 2/15/13 .......................................................            21,460,000              24,705,825
      8.875%, 3/17/15 ......................................................             2,100,000               2,450,490
    d Reg S, 9.125%, 2/22/10 ...............................................               160,000   EUR           239,946
    d Reg S, 8.75%, 10/07/16 ...............................................             5,450,000               6,369,279
                                                                                                           ----------------
                                                                                                                33,765,540
                                                                                                           ----------------

    POLAND 2.6%
    Government of Poland,
      8.50%, 5/12/07 .......................................................            33,300,000   PLN        11,763,636
      6.25%, 10/24/15 ......................................................            15,380,000   PLN         5,747,423
      5.75%, 9/23/22 .......................................................             2,000,000   PLN           727,960
                                                                                                           ----------------
                                                                                                                18,239,019
                                                                                                           ----------------

    RUSSIA 8.7%
  d Aries Vermogen, Reg S, 9.60%, 10/25/14 .................................            24,000,000              31,275,000
  d Government of Russia,
      Reg S, 11.00%, 7/24/18 ...............................................            12,670,000              18,456,389
      Reg S, 12.75%, 6/24/28 ...............................................             6,566,000              11,974,775
                                                                                                           ----------------
                                                                                                                61,706,164
                                                                                                           ----------------

    SOUTH KOREA 1.6%
    Government of Korea,
      6.90%, 1/16/07 .......................................................         6,500,000,000   KRW         7,010,722
      4.75%, 3/12/08 .......................................................         3,965,000,000   KRW         4,259,744
                                                                                                           ----------------
                                                                                                                11,270,466
                                                                                                           ----------------

    THAILAND 2.3%
    Bank of Thailand Bond, 3.25%, 5/19/07 ..................................            17,165,000   THB           474,974
    Government of Thailand,
      8.00%, 12/08/06 ......................................................           244,500,000   THB         6,812,964
      4.125%, 2/12/08 ......................................................            98,000,000   THB         2,710,568


4 | Quarterly Statement of Investments

Templeton Emerging Markets Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL AMOUNT e           VALUE
---------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    BONDS (CONTINUED)
    THAILAND (CONTINUED)
    Government of Thailand, (continued)
      8.50%, 12/08/08 ......................................................            11,000,000   THB   $       328,536
      4.80%, 4/09/10 .......................................................           212,000,000   THB         5,928,375
                                                                                                           ----------------
                                                                                                                16,255,417
                                                                                                           ----------------

    UKRAINE 3.5%
  c Government of Ukraine, 144A,
      7.65%, 6/11/13 .......................................................            11,948,000              12,903,840
    b FRN, 8.903%, 8/05/09 .................................................            11,660,000              12,374,175
                                                                                                           ----------------
                                                                                                                25,278,015
                                                                                                           ----------------

    VENEZUELA 3.8%
    Government of Venezuela, 9.25%, 9/15/27 ................................            21,684,000              27,023,685
                                                                                                           ----------------

    VIETNAM 0.1%
  b Government of Vietnam, FRN, 4.063%, 3/12/16 ............................               902,087                 906,157
                                                                                                           ----------------
    TOTAL BONDS (COST $579,730,065) ........................................                                   642,524,093
                                                                                                           ----------------

    WARRANTS (COST $7,140,043) 1.3%
    ARGENTINA 1.3%
  f Government of Argentina, wts., 12/15/35 ................................            75,000,000               9,225,375
                                                                                                           ----------------
    TOTAL LONG TERM INVESTMENTS (COST $586,870,108) ........................                                   651,749,468
                                                                                                           ----------------
    SHORT TERM INVESTMENTS 5.7%
    GOVERNMENT AND AGENCY SECURITIES 2.4%
    EGYPT 1.2%
  g Egypt Treasury Bills, 6/19/07-11/20/07 .................................            51,750,000   EGP         8,473,281
    THAILAND 1.2%
  g Thailand Treasury Bill, 10/04/07 .......................................           323,015,000   THB         8,602,033
                                                                                                           ----------------
    TOTAL GOVERNMENT AND AGENCY SECURITIES (COST $16,771,548) ..............                                    17,075,314
                                                                                                           ----------------

                                                                                        SHARES
                                                                                  ----------------
    MONEY MARKET FUND (COST $23,774,118) 3.3%
    UNITED STATES 3.3%
  h Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97% ...            23,774,118              23,774,118
                                                                                                           ----------------
    TOTAL SHORT TERM INVESTMENTS (COST $40,545,666) ........................                                    40,849,432
                                                                                                           ----------------
    TOTAL INVESTMENTS (COST $627,415,774) 97.2% ............................                                   692,598,900
    NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0% i .................                                       144,106
    OTHER ASSETS, LESS LIABILITIES 2.8% ....................................                                    20,034,583
                                                                                                           ----------------
    NET ASSETS 100.0% ......................................................                               $   712,777,589
                                                                                                           ================


                                          Quarterly Statement of Investments | 5

Templeton Emerging Markets Income Fund

CURRENCY ABBREVIATIONS

BRL - Brazil Real
COP - Colombian Peso
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
KRW - South Korean Won
MXN - Mexican Peso
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
THB - Thailand Baht

SELECTED PORTFOLIO ABBREVIATION

FRN - Floating Rate Note

a The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

b     The coupon rate shown represents the rate at period end.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2006, the aggregate value of these securities was $61,385,890, representing 8.61% of net assets.

d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2006, the aggregate value of these securities was $71,897,952, representing 10.09% of net assets.

e     The principal amount is stated in U.S. dollars unless otherwise indicated.

f Warrants are linked to the Argentine Republic Gross Domestic Product (GDP) and do not pay principal over life of security or at expiration. Warrants entitle the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of these GDP linked warrants.

g     The security is traded on a discount basis with no stated coupon rate.

h The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

i     Rounds to less than 0.1% of net assets.

j     Principal is stated in 100 Real units.

k     Principal is stated in 100 Peso units.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Emerging Markets Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company.

1. INCOME TAXES

At November 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .................................   $   633,244,340
                                                        ================

Unrealized appreciation .............................   $    61,692,972
Unrealized depreciation .............................        (2,338,412)
                                                        ----------------
Net unrealized appreciation (depreciation) ..........   $    59,354,560
                                                        ================

2. FORWARD EXCHANGE CONTRACTS

At November 30, 2006, the Fund had the following forward exchange contracts outstanding:

-----------------------------------------------------------------------------------------------------------
                                                                CONTRACT       SETTLEMENT      UNREALIZED
CONTRACTS TO SELL                                                AMOUNT           DATE         GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
    61,513,239   Mexican Peso ............................    $   5,568,321       8/16/07      $    49,453
    42,706,994   Mexican Peso ............................        3,882,807       8/20/07           52,175
    69,355,929   Mexican Peso ............................        6,287,081       8/21/07           66,548
    74,700,583   Mexican Peso ............................        6,663,151      11/26/07            8,330
                                                                                               ------------
             UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS .................................   $   176,506
                                                                                               ============

-----------------------------------------------------------------------------------------------------------
                                                                CONTRACT       SETTLEMENT      UNREALIZED
CONTRACTS TO SELL                                                AMOUNT           DATE         GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
    34,649,958   Mexican Peso ............................    $   3,081,914       9/12/07      $   (21,174)
    13,012,157   Mexican Peso ............................        1,153,918       9/14/07          (11,226)
                                                                                               ------------
             UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS .................................       (32,400)
                                                                                               ============
                  NET UNREALIZED GAIN (LOSS) ON FORWARD EXCHANGE CONTRACTS .................   $   144,106
                                                                                               ============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


TEMPLETON EMERGING MARKETS INCOME FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 25, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 25, 2007



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date January 25, 2007